AXS 1.25X NVDA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$97,869,872
TOTAL NET ASSETS — 100.0%	$97,869,872

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	4.57% (OBRF01* - 50bps)	At Maturity	7/15/2024	$(83,273,217)	$-	$(37,107,755)
Clear Street	NVIDIA Corp.	Pay	4.72% (OBRF01* - 35bps)	At Maturity	5/17/2023	(23,973,184)	-	(4,888,121)
TOTAL EQUITY SWAP CONTRACTS								$(41,995,875)

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.